OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
OTHER NON-CURRENT ASSETS [Abstract]
Schedule of Other Non-Current Assets
	US dollars
	December 31,
(in thousands)	2015	2014

Forward Exchange Contracts	-	984
Government institutions	-	73
Deferred installation expenses	488	459
Deposits	678	575
	1,166	2,091